Other income, net	12 Months Ended
Dec. 31, 2025
Other income, net
Other income, net

21.          Other income, net

	Years ended December 31,
(In thousands)	2023	2024	2025
Fair value changes on long-term investments	—	—	1,032,989
Investment income from short-term investments (note)	4,354	4,413	4,133
Gains from reversal of long outstanding payables	6,831	3,549	—
Government subsidy income	2,360	1,057	1,160
Gains from the disposal of long-term investments and subsidiaries	—	862	1,128
Exchange gains/(losses), net	1,693	216	(1,206)
VAT deduction	840	—	—
Impairment on long-term investments	—	(1,407)	(996)
Others	826	493	923
Total	16,904	9,183	1,038,131

Note:

For the years ended December 31, 2023, 2024 and 2025, investment income from short-term investments comprised interest income of US$1,389,000, US$2,247,000 and US$1,564,000 from time deposits with original maturities of more than three months but within one year, and investment income of US$2,965,000, US$2,166,000 and US$2,569,000 from investments in financial instruments, respectively.